Liquidity	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Liquidity [Abstract]
Liquidity
NOTE 2. LIQUIDITY
Overview
The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.
Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months following the date of this filing. At June 30, 2021, the Company had $5.6 million in unrestricted cash. During the six months ended June 30, 2021, the Company generated positive cash flow from continuing operations of $2.5 million and anticipates continued positive cash flow from operations in the future, subject to the continued uncertainty of the
COVID-19
pandemic and its impact on the Company’s business, financial condition and results of operations.
On December 1, 2020, the Company entered into the Wellington Lease Termination with the following affiliates of Wellington, 3223 Falligant Avenue Associates, L.P. (“Tara Tenant”) and 3460 Powder Springs Road Associates, L.P. (“Powder Springs Tenant”, together with Tara Tenant, the “Wellington Tenants”). The Wellington Tenants subleased two of the Company’s eight Georgia facilities, leased under a prime lease, under agreements dated January 31, 2015, as subsequently amended (the “Wellington Subleases”). Per the Wellington Lease Termination, possession, custody, control and operation of the Tara Facility and Powder Springs Facility (the “Wellington Facilities”) transitioned from the Wellington Tenants to the Company (the “Wellington Transition”) at 12:01 a.m. on January 1, 2021 (the “Wellington Transition Date”), pursuant to the terms and provisions of the Operations Transfer Agreements (the “OTAs”), which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination and which included customary termination events.
The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to the Georgia Department of Community Health’s (“DCH”) approval of the Change in Ownership Applications (the “Applications”), which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned, to the Company, all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with Regional with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million of bed taxes in arrears. On January 1, 2019, security agreements executed between the Company and the Wellington Tenants provided for certain of the Wellington Tenants assets as collateral to the Company in the event of any default under prior agreements with the Company (the “Security Agreements”). These Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.
Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020. As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. During the six months ended June 30, 2021, the Company collected $3.2 million pursuant to the Wellington Lease Termination (excluding $0.2 million insurance refund) and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears and $0.1 million in collection expenses. The Company provides no assurance that we will be able to collect any of the additional $1.3 million in rent arrears in excess of the net $1.4 million already collected.

During the three and six months ended June 30, 2021, the Company recognized $0.1 million and $0.5 million, respectively, of variable rent for the Powder Springs Facility and, as of the date of filing this Quarterly Report, has collected all of such variable rent replacing approximately $1.0 million of cash rent previously anticipated from the Wellington Tenant. The Tara Facility operations performance during the six months ended June 30, 2021 has been sufficient to cover approximately 54% the rent the Company is obligated to pay under its lease. For further information on the Tara Facility performance see Note 13—
Segment Results
.
The Company is current with all of its Notes payable and other debt as described in Note 8—
Notes Payable and Other Debt
. The Company has benefited from various, now expired, stimulus measures made available to it through the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) enacted by Congress in response to the
COVID-19
pandemic which allowed for, among other things: (i) a deferral of debt service payments on U.S. Department of Agriculture (“USDA”) loans to maturity; (ii) an allowance for debt service payments to be made out of replacement reserve accounts for U.S. Department of Housing and Urban Development (“HUD”) loans; and (iii) debt service payments to be made by the U.S. Small Business Administration (the “SBA”) on all SBA loans. For further information, see Note 8—
Notes Payable and Other Debt
.
Series A Preferred Dividend Suspension
On June 8, 2018, the board of directors of Regional (the “Board”) indefinitely suspended quarterly dividend payments with respect to the 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”). As of June 30, 2021, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $32.4 million of undeclared Series A Preferred Stock dividends in arrears. The Board believes that the dividend suspension will provide the Company with additional funds to meet, in part, its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividend periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.
Debt
As of June 30, 2021, the Company had $54.2 million in indebtedness, net of $1.3 million deferred financing, and unamortized discounts. The Company anticipates net principal repayments of approximately $6.4 million during the next twelve-month period, including approximately $0.5 million other debt on August 25, 2021 (the “KeyBank Exit Notes”), $3.6 million in senior debt, other mortgage indebtedness on May 1, 2022 (the “Meadowood Credit Facility”) and $1.4 million of routine debt service amortization, $0.8 million of current maturities of other debt (including $0.3 million related to insurance financing for the Tara Facility operations), and a $0.1 million payment of bond debt. The Company is in negotiations to extend the maturity date of the KeyBank Exit Notes and Meadowood Credit Facility.
Debt Covenant Compliance
As of June 30, 2021, the Company was in compliance with the various financial and administrative covenants under the Company’s outstanding credit-related instruments.
Evaluation of the Company’s Ability to Continue as a Going Concern
Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the Company’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the Company to meet its obligations as they come due arising within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the Company will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months, and the Company’s recurring business operating expenses.
The Company concludes that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.

NOTE 2. LIQUIDITY
Overview
The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.
Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months following the date of this filing. At September 30, 2021, the Company had $6.2 million in unrestricted cash, including a Medicaid overpayment of $1.0 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheets as of September 30, 2021. During the nine months ended September 30, 2021, the Company generated positive cash flow from continuing operations of $4.3 million (including the $1.0 million Medicaid overpayment) and anticipates continued positive cash flow from operations in the future, subject to the continued uncertainty of the
COVID-19
pandemic and its impact on the Company’s business, financial condition and results of operations.
Operations
On December 1, 2020, the Company entered into the Wellington Lease Termination with the following affiliates of Wellington, 3223 Falligant Avenue Associates, L.P. (“Tara Tenant”) and 3460 Powder Springs Road Associates, L.P. (“Powder Springs Tenant”, and together with Tara Tenant, the “Wellington Tenants”). The Wellington Tenants subleased two of the Company’s eight Georgia facilities, leased under a prime lease, under agreements dated January 31, 2015, as subsequently amended (the “Wellington Subleases”). Per the Wellington Lease Termination, possession, custody, control and operation of the Tara Facility and Powder Springs Facility (the “Wellington Facilities”) transitioned from the Wellington Tenants to the Company (the “Wellington Transition”) at 12:01 a.m. on January 1, 2021 (the “Wellington Transition Date”), pursuant to the terms and provisions of the Operations Transfer Agreements (the “OTAs”), which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination and which included customary termination events.
The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to the Georgia Department of Community Health’s (“DCH”) approval of the Change in Ownership Applications (the “Applications”), which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned, to the Company, all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with Regional with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses, including approximately $1.7 million of bed taxes in arrears. On January 1, 2019, security agreements executed between the Company and the Wellington Tenants provided for certain of the Wellington Tenants assets as collateral to the Company in the event of any default under prior agreements with the Company (the “Security Agreements”). These Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.
Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020. As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. During the three months ended September 2021, the Company recorded $0.1 million in debt recovery due to collections exceeding our December 31, 2020 estimated allowance. During the nine months ended September 30, 2021, the Company collected $3.3 million pursuant to the Wellington Lease Termination (excluding $0.2 million insurance refund) and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears and $0.1 million in collection expenses. The Company provides no assurance that we will be able to collect any of the additional $1.2 million in rent arrears in excess of the net $1.5 million already collected.
During the three and nine months ended September 30, 2021, the Company recognized $0.5 million and $1.0 million, respectively, of variable rent for the Powder Springs Facility and, as of the date of filing this Quarterly Report, has collected all of such variable rent replacing approximately $1.5 million of cash rent previously anticipated from the Wellington Tenant. The Tara Facility operations performance during the three and nine months ended September 30, 2021 has been insufficient to cover any of the rent the Company is obligated to pay under its lease. On January 1, 2021, the Company entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. On September 21, 2021, the Company notified Vero Health of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach dated as of September 22, 2021 and effective October 1, 2021 to provide management consulting services for the Tara Facility. Affiliates of Peach also lease from Regional three facilities located in Georgia. The fixed Management fee Regional will pay Peach is 1% less than under the Vero Management Agreement with additional percentages for meeting specified performance targets. For further information on the Peach Management Agreement see Note 6—
Leases
and
Note 13
—Segment Results
for information on the Tara Facility performance.
The Company is current with all of its Notes payable and other debt as described in Note 8—
Notes Payable and Other Debt
. The Company has benefited from certain, now expired, stimulus measures made available to it through the CARES Act enacted by Congress in response to the
COVID-19
pandemic which allowed for, among other things: (i) a deferral of debt service payments on U.S. Department of Agriculture (“USDA”) loans to maturity; (ii) an allowance for debt service payments to be made out of replacement reserve accounts for U.S. Department of Housing and Urban Development (“HUD”) loans; and (iii) debt service payments to be made by the U.S. Small Business Administration (the “SBA”) on all SBA loans. For further information, see Note 8—
Notes Payable and Other Debt
.
Series A Preferred Dividend Suspension
On June 8, 2018, the board of directors of Regional (the “Board”) indefinitely suspended quarterly dividend payments with respect to the 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”). As of September 30, 2021, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $34.6 million of undeclared Series A Preferred Stock dividends in arrears. The Board believes that the dividend suspension will provide the Company with additional funds to meet, in part, its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividend periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.
Debt
As of September 30, 2021, the Company had $53.4 million in indebtedness, net of $1.3 million deferred financing, and unamortized discounts. The Company anticipates net principal repayments of approximately $2.0 million during the next twelve-month period, approximately $1.3 million of routine debt service amortization, $0.6 million of current maturities of other debt (including $0.1 million related to insurance financing for the Tara Facility operations), and a $0.1 million payment of bond debt.
Debt Extinguishment.
On August 13, 2021, the Company received official notification from FountainHead Commercial Capital, providers of our $0.2 million Paycheck Protection Program Loan (“PPP Loan), that the full $0.2 million was forgiven by the SBA on July 9, 2021.
On September 30, 2021 the Company and the Exchange Bank of Alabama executed a $5.1 million Promissory Note with a 3.95% annual fixed interest rate and maturity date of October 10, 2026 (the “Coosa Credit Facility”). The Coosa Credit Facility, refinanced $5.1 million prime + 1.5% variable interest rate debt owed to Metro City Bank with a maturity date of January 31, 2036, (the “Coosa MCB Loan”). The Coosa Credit Facility is secured by the assets of the Company’s subsidiary Coosa Nursing ADK, LLC (“Coosa”) which owns the
124-bed
skilled nursing facility located in Glencoe, Alabama (the “Coosa Facility”) and the assets of the Company’s subsidiary Meadowood Property Holdings, LLC (“Meadowood”) which owns the
106-bed
assisted living facility located in Glencoe, Alabama (the “Meadowood Facility”). The Company incurred approximately $0.1 million in new deferred financing fees and expensed approximately $0.1 million deferred financing fees associated with the Coosa MCB Loan.

Consequently the Company recorded a net gain of approximately $0.1 million on extinguishment of debt during the three months ended September 30, 2021, being $0.2 million gain on forgiveness of the PPP Loan partially offset by $0.1 million of expensed deferred financing fees associated with the extinguishment of the Coosa MCB Loan.
Debt Modification.
In conjunction with the September 30, 2021, Coosa Facility refinance, the Company and the Exchange Bank of Alabama signed an agreement on October 1, 2021, (the “Meadowood Credit Facility”), that extended the maturity date on the $3.5 million Meadowood Credit Facility, as amended, in senior debt other mortgage indebtedness secured by the assets of Coosa and the assets of Meadowood, from May 1, 2022 to October 1, 2026. Additionally on August 17, 2021, the Company extended the maturity date on approximately $0.5 million other debt from August 25, 2021 to August 25, 2023 (known as the “KeyBank Exit Notes”). For further information, see Note 8—
Notes Payable and Other Debt.
Debt Covenant Compliance
As of September 30, 2021, the Company was in compliance with the various financial and administrative covenants under the Company’s outstanding credit-related instruments.
Evaluation of the Company’s Ability to Continue as a Going Concern
Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the Company’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the Company to meet its obligations as they come due arising within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the Company will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months, and the Company’s recurring business operating expenses.
The Company concludes that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.